Schedule III - Real Estate and Accumulated Depreciation Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance at beginning of the year	$ 3,304,993
Acquistion and development of rental properties during the year	691,379
Disposition of rental properties during the year	(34,340)
Balance at close of year	3,962,032
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance at beginning of the year	465,660
Depreciation during the year	78,135
Disposition of rental properties during the year	(9,492)
Balance at close of year	$ 534,303